UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
April 30, 2009

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	6502
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LAB                     COM              002824100      178     3725 SH       SOLE                     3725
AETNA                          COM              00817Y108       96     3950 SH       SOLE                     3950
AMERICAN ELEC PWR              COM              025537101       83     3300 SH       SOLE                     3300
BANK OF AMERICA                COM              060505104       50     7401 SH       SOLE                     7401
BAXTER INTL                    COM              071813109      197     3850 SH       SOLE                     3850
BECTON DICKINSON               COM              075887109      353     5245 SH       SOLE                     5245
CATERPILLAR INC                COM              149123101       51     1810 SH       SOLE                     1810
CISCO SYSTEMS                  COM              17275R102      219    13030 SH       SOLE                    13030
CONSOLIDATED EDISON            COM              209115104      194     4900 SH       SOLE                     4900
COSTCO                         COM              22160K105      353     7625 SH       SOLE                     7625
DEERE & CO                     COM              244199105       55     1685 SH       SOLE                     1685
DUKE ENERGY                    COM              26441C105      182    12725 SH       SOLE                    12725
EXXON MOBIL                    COM              30231G102      706    10373 SH       SOLE                    10373
GENERAL ELECTRIC               COM              369604103      123    12138 SH       SOLE                    12138
INT'L BUS MACH                 COM              459200101       53      542 SH       SOLE                      542
JOHNSON & JOHNSON              COM              478160104      424     8055 SH       SOLE                     8055
MARATHON OIL                   COM              565849106       90     3425 SH       SOLE                     3425
METLIFE                        COM              59156R108       95     4175 SH       SOLE                     4175
MICRON TECH                    COM              595112103        4      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      275    14990 SH       SOLE                    14990
PROCTOR & GAMBLE               COM              742718109      173     3668 SH       SOLE                     3668
US BANCORP                     COM              902973106      791    54175 SH       SOLE                    54175
WAL-MART                       COM              931142103       13      250 SH       SOLE                      250
WELLS FARGO                    COM              949746101      182    12800 SH       SOLE                    12800
BARCLAYS BK 6.625% PERP                         06739F390        8      700 SH       SOLE                      700
BB&T CAP TST 8.95% 9/15/13                      05530j205       19      850 SH       SOLE                      850
KEYCORP CAP VIII 7% CALL 6/15/                  49327V205       18     1400 SH       SOLE                     1400
ROYAL BK SCOTLAND 7.25% CALL 1                  780097713       42     6700 SH       SOLE                     6700
ROYAL BK SCOTLND 6.75% CALL 6/                  780097754        2      400 SH       SOLE                      400
ARTISAN INTL FD                                 04314H204       28 2094.972 SH       SOLE                 2094.972
BARON GROWTH FD                                 068278209      695 24357.537SH       SOLE                24357.537
LAUDUS INT'L MRKTMASTERS INST                   808509640      511 51679.555SH       SOLE                51679.555
LAUDUS INT'L MRKTMASTERS INV                    808509889        7  702.303 SH       SOLE                  702.303
THORNBURG VAL FD-A                              885215731       54 2740.998 SH       SOLE                 2740.998
ISHARES BARCLAYS 1-3 YR TRS BD                  464287457       13  150.000 SH       SOLE                  150.000
ISHARES COMEX GOLD TRUST                        464285105      165 1825.000 SH       SOLE                 1825.000